As filed with the Securities and Exchange Commission on January 31, 2014

Securities Act File No. 333-173306

Investment Company Act File No. 811-22545

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post Effective Amendment No. 9	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒

Amendment No. 14	☒

(Check appropriate box or boxes)

CENTRE FUNDS

(Exact Name of Registrant as Specified in Charter)

48 Wall Street, Suite 1100, New York, New York 10005

(Address of Principal Executive Offices)

1-212-918-4705

(Registrant’s Telephone Number, including Area Code)

James Abate, 48 Wall Street, Suite 1100, New York, New York 10005

(Name and Address of Agent for Service)

Copies of Communications to:

Paul M. Miller

Seward & Kissel LLP

901 K Street, N.W.

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of New York, State of New York on this 31st day of January, 2014.

CENTRE FUNDS

By:	/s/ James A. Abate
James A. Abate, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following person in the capacities and on the dates indicated.

Signature	Title	Date

/s/ James A. Abate	President, Secretary and Trustee	January 31, 2014
James A. Abate

/s/ Vu Phong Nguyen	Treasurer	January 31, 2014
Vu Phong Nguyen

/s/ Dr. James L. Grant*	Trustee	January 31, 2014
Dr. James L. Grant

/s/ Dr. Aloke Ghosh*	Trustee	January 31, 2014
Dr. Aloke Ghosh

/s/ Joseph Marinaro*	Trustee	January 31, 2014
Joseph Marinaro

*By:	/s/ James A. Abate
James A. Abate
Attorney-in-Fact pursuant to the Powers of Attorney filed herewith.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase